Retirement benefits	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Retirement benefits
26. Retirement benefits
UK
Since 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.
The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up in 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life.
Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement (‘UK plan’) who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out
offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Group meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling $39m (£31m) at 31 December 2022 (see note 16) is currently held as security on behalf of the remaining members.

US
During 2018, the Group completed a termination of the US funded Inter-Continental Hotels Pension Plan, which involved certain qualifying members receiving lump-sum
cash-out
payments with the remaining pension obligations subject to a buy-out
by Banner Life Insurance Company, a subsidiary of Legal & General America.
The Group continues to maintain the unfunded Inter-Continental Hotels
Non-qualified
Pension Plans (‘US plans’) and unfunded Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan (‘US post-retirement plan’), both of which are defined benefit plans. Both plans are closed to new members. A Retirement Committee, comprising senior Group employees and assisted by professional advisers as and when required, has responsibility for oversight of the plans.
Movement in UK and US retirement benefit obligations

	Defined benefit obligation			Fair value of plan assets			Net defined benefit obligation
	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m
At 1 January	92	103	96	–	–	–	92	103	96
Recognised in profit or loss
Interest expense	2	2	3	–	–	–	2	2	3
	2	2	3	–	–	–	2	2	3
Recognised in other comprehensive income
Actuarial (gain)/loss arising from changes in:
Demographic assumptions	(1)	(3)	(3)	–	–	–	(1)	(3)	(3)
Financial assumptions	(22)	(3)	10	–	–	–	(22)	(3)	10
Experience adjustments	2	(1)	1	–	–	–	2	(1)	1
Re-measurement (gain)/loss	(21)	(7)	8	–	–	–	(21)	(7)	8
Exchange adjustments	(2)	(1)	2	–	–	–	(2)	(1)	2
	(23)	(8)	10	–	–	–	(23)	(8)	10
Other
Group contributions	–	–	–	(5)	(5)	(6)	(5)	(5)	(6)
Benefits paid	(5)	(5)	(6)	5	5	6	–	–	–
	(5)	(5)	(6)	–	–	–	(5)	(5)	(6)
At 31 December	66	92	103	–	–	–	66	92	103

Comprising:
UK plan	18	30	31	–	–	–	18	30	31
US plans	35	45	50	–	–	–	35	45	50
US post-retirement plan	13	17	22	–	–	–	13	17	22
	66	92	103	–	–	–	66	92	103
Assumptions
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2022%	2021%	2020%
UK plan only:
Pension increases	3.2	3.4	3.0
Inflation rate	3.2	3.4	3.0

Discount rate:
UK plan	5.0	1.8	1.4
US plans	4.9	2.4	1.9
US post-retirement plan	4.9	2.4	2.0

US healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2032)	6.9	6.2	6.4
Post-65 (ultimate rate reached in 2032)	7.3	6.5	6.8
Ultimate rate that the cost rate trends to	4.5	4.5	4.5
Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2021 model and a 1.25% per annum long-term trend and a smoothing parameter
(‘s-kappa’)
of 7.5 with weightings of 95% and 88% for pensioners and 90% and 88% for non-pensioners,
male and female respectively. In the US, the current assumptions use rates from the
Pri-2012
Mortality Study and Generationally Projected with Scale
MP-2021
mortality tables.
The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

		UK			US
		2022 years	2021 years	2020 years	2022 years	2021 years	2020 years
Current pensioners at 65 a	– male	24	24	24	22	22	22
	– female	26	26	26	23	23	23
Future pensioners at 65 b	– male	25	25	25	23	23	23
	– female	27	28	28	25	25	24

a	Relates to assumptions based on longevity following retirement at the end of the reporting period.

b	Relates to assumptions based on longevity relating to an employee retiring in 2042.
The assumptions allow for expected increases in longevity.
Sensitivities
Changes in assumptions used for determining retirement benefit costs and obligations may have an impact on the Group income statement and the Group statement of financial position. The key assumptions are the discount rate, the rate of inflation, the assumed mortality rate and the healthcare costs trend rate. The sensitivity analysis below relates to the increase/(decrease) in the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		2022 $m	2021 a $m
Discount rate	1% decrease	6.6	11.4

	1% increase	(5.4)	(11.2)
Inflation rate	0.25% decrease	(0.5)	(1.2)

	0.25% increase	0.6	1.3
Mortality rate	One-year increase	2.5	5.1
Healthcare costs trend rate	1% decrease	(0.8)	(1.2)

	1% increase	0.8	1.3

a	2021 sensitivities have been re-presented to show the effect of a 1% change in discount rate, consistent with 2022.
Estimated future benefit payments

	2022 $m	2021 $m
Within one year	5	5
Between one and five years	20	21
More than five years	89	96
	114	122
Average duration of pension obligations

	2022 years	2021 years
UK plan	14.0	19.0
US plans	7.6	9.0
US post-retirement plan	8.0	9.4
Other pension plans
Philippines
The Group maintains a further, immaterial, pension plan for employees in the Philippines which is accounted for as a defined benefit plan.
At 31 December 2022, the net retirement benefit asset was $2m (2021: $2m) comprising plan assets of $9m (2021: $9m) and a defined benefit obligation of $7m (2021: $7m). Plan assets comprise $6m (2021: $7m) domestic government securities, $2m (2021: $2m) domestic equity investments and $1m (2021: $nil) money market funds.
Contributions in the year were $1m (2021: $1m); the charge to the Group income statement was $1m and all other movements were less than
$1m (2021: less than $1m).
Key assumptions used in the valuation are the discount rate of 7.0% (2021: 5.0%) and the rate of salary increases of 6.0% (2021: 7.0% after 2022). The weighted average duration of liabilities is 11 years (2021: 13 years); estimated future benefit payments are less than $1m in all years.
Defined contribution plans
The Group also operates a number of smaller pension plans outside the UK, the most significant of which is a defined contribution plan in the US.